BUTZEL LONG, a professional corporation
                               380 Madison Avenue,
                                   22nd Floor
                               New York, NY 10017

                               Tel: (212) 818-1110
                               FAX: (212) 818-0494
                           e-mail: barrett@butzel.com




                                         February 29, 2008

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

              Re:      Churchill Tax-Free Trust
                       File Nos. 33-13021 and 811-5086
Dear Sirs:

     On behalf of Churchill Tax-Free Fund of Kentucky (the "Fund") the only portfolio of the Churchill Tax-Free Trust (the "Trust") I enclose for filing with the Commission, pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act") and pursuant to the Investment Company Act of 1940 (the "1940 Act"), the following documents:

         In accordance with Rule 472(b) under the 1933 Act and Rule 8b-11 under the 1940 Act, the text on Form N-1A of Post-Effective Amendment No. 29 to the Registration Statement of the Fund under the 1933 Act and Amendment No. 30 to the Registration Statement of the Fund under the 1940 Act, marked to show changes.

         Pursuant to Rule 485(a) it is proposed that this amendment will become effective on April 30, 2008.

         This filing is made under Rule 485(a) because on February 22, 2008 we filed on behalf of the Fund preliminary proxy material for an annual meeting of shareholders to be held April 25, 2008. The only non-routine item that will be presented to the shareholders is consideration of a new Advisory and Administration Agreement which, if approved by the shareholders, will go into effect when and if similar agreements are approved by the shareholders of the other funds in the Aquila Group of Funds. The reasons for this proposal are chiefly a result of certain proposed changes in the ownership of the corporate parent of the Fund's adviser. These changes are designed to avoid a change in "control" on the deaths of certain of the owners. The terms of the new agreement are substantially identical to those of the existing agreement. The transaction is described in the Statement of Additional Information which is a part of the filing herewith.

         The staff is advised that other than disclosures relating to the foregoing, this filing contains only routine annual updates. Selective review would accordingly be appropriate.

         The staff is further advised that for the same reasons it is intended to propose new advisory agreements to the shareholders of other funds in the Aquila Group of Funds. All such new agreements will be identical to the current agreements. Disclosure relating to such proposals will be substantially identical to that submitted herewith. It is our intention to incorporate into such material all staff comments received with respect to this material. Post-effective amendments for such funds would accordingly be filed under Rule 485(b).

         The staff is advised that not all of the financial material required was available at the time of this filing. It is our intention to file a superseding amendment under Rule 485(b) when such material becomes available to become effective April 30, 2008.

         Because we will have a heavy printing schedule in April for this and other funds, we would be most grateful if we could have staff comments on this filing as soon as possible.

         Please provide comments to me or to my partner Robert Jones at the above telephone number, 212-818-1110.


                              Very truly yours,


                              /s/William L.D. Barrett
                              William L. D. Barrett